Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment					$ 3,700	$ 4,200	$ 4,600
Depreciation expense	$ 1,000	$ 1,000	$ 2,662	$ 2,865	$ 3,779	$ 4,159	$ 4,624